Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLES
The following table sets forth information
concerning
the compensation paid to our CEO and to our other NEOs compared to Company performance for the years ended December 31,
2022
, 2021, 2020, and 2019.

Year	Summary Compensation Table Total Pay for CEO (1)(2)	CAP to CEO (3)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2)	Average CAP to Other NEOs (3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (5)	Core FFO per share (6)
					TSR	Peer TSR (4)

2022	$9,201,442	$(1,902,305)	$4,844,366	$(2,183,334)	$163	$130	$4,366,274	$15.92

2021	10,358,153	41,035,570	5,944,502	25,331,675	205	178	1,959,639	12.93

2020	4,800,928	4,537,499	3,174,594	2,999,877	123	123	1,361,227	10.61

2019	4,289,200	3,360,014	2,854,897	1,378,312	109	127	1,525,651	10.75
(1)
The CEO for each year shown in the table was Joseph D. Russell and the other NEOs were H. Thomas Boyle, Natalia N. Johnson, and Nathaniel A. Vitan; Lily Y. Hughes was a former other NEO through May 2019.

(2)
The 2021 values reflected in this column reflect both the grant date fair value of the 2021 performance-based RSU awards and the value attributable to

COVID-19

related modifications made by the CHC Committee in 2021 to the 2020 performance-based RSU awards. See the footnotes to Summary Compensation Table (SCT) on page 66 for further detail regarding the amounts in this column.

(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting ye ar; (ii) adding t
he amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards. The following tables reflect
the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other
NEOs
:

CEO

Year	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Years Awards that Remain Unvested	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Awards that Vested During Year	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP

2022	$9,201,442	$7,039,242	$6,790,064	$(11,479,301)	$—	$(74,804)	$—	$699,536	$(1,902,305)

2021	10,358,153	8,149,753	23,991,640	14,299,544	—	382,986	—	153,000	41,035,570

2020	4,800,928	3,454,528	2,426,400	627,126	—	24,573	—	113,000	4,537,499

2019	4,289,200	2,873,000	1,479,800	166,619	—	152,395	—	145,000	3,360,014

Other NEOs (Average)

Year	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Years Awards that Remain Unvested	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Awards that Vested During Year	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP

2022	$4,844,366	$3,686,458	$3,555,957	$(7,193,033)	$—	$(68,454)	$—	$364,288	$(2,183,334)

2021	5,944,502	4,771,302	14,860,625	8,860,496	—	349,979	—	87,375	25,331,675

2020	3,174,594	2,295,972	1,771,553	271,223	—	20,974	—	57,505	2,999,877

2019	2,854,897	1,928,880	1,147,777	49,699	—	68,772	892,020	78,067	1,378,312
(4)
Reflects the cumulative TSR of the Company and the S&P 500 Equity REITs Index for the year ended December 31, 2019, the two years ended December 31, 2020, the three years ended December 31, 2021, and the four years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2018 and the reinvestment of all dividends.

(5)	Amounts in thousands.
(6)	Refer to Appendix A for information regarding Core FFO, including a reconciliation to GAAP diluted earnings.

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote [Text Block]	The CEO for each year shown in the table was Joseph D. Russell and the other NEOs were H. Thomas Boyle, Natalia N. Johnson, and Nathaniel A. Vitan; Lily Y. Hughes was a former other NEO through May 2019.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the Company and the S&P 500 Equity REITs Index for the year ended December 31, 2019, the two years ended December 31, 2020, the three years ended December 31, 2021, and the four years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2018 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 9,201,442	$ 10,358,153	$ 4,800,928	$ 4,289,200
PEO Actually Paid Compensation Amount	$ (1,902,305)	41,035,570	4,537,499	3,360,014
Adjustment To PEO Compensation, Footnote [Text Block]
CEO

Year	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Years Awards that Remain Unvested	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Awards that Vested During Year	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP

2022	$9,201,442	$7,039,242	$6,790,064	$(11,479,301)	$—	$(74,804)	$—	$699,536	$(1,902,305)

2021	10,358,153	8,149,753	23,991,640	14,299,544	—	382,986	—	153,000	41,035,570

2020	4,800,928	3,454,528	2,426,400	627,126	—	24,573	—	113,000	4,537,499

2019	4,289,200	2,873,000	1,479,800	166,619	—	152,395	—	145,000	3,360,014

Non-PEO NEO Average Total Compensation Amount	$ 4,844,366	5,944,502	3,174,594	2,854,897
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,183,334)	25,331,675	2,999,877	1,378,312
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Other NEOs (Average)

Year	SCT Total Pay	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Years Awards that Remain Unvested	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Awards that Vested During Year	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards/ Accrued Dividends	Equals CAP

2022	$4,844,366	$3,686,458	$3,555,957	$(7,193,033)	$—	$(68,454)	$—	$364,288	$(2,183,334)

2021	5,944,502	4,771,302	14,860,625	8,860,496	—	349,979	—	87,375	25,331,675

2020	3,174,594	2,295,972	1,771,553	271,223	—	20,974	—	57,505	2,999,877

2019	2,854,897	1,928,880	1,147,777	49,699	—	68,772	892,020	78,067	1,378,312

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures.
The most important financial performance measures used by the Company in setting pay-for-performance
compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial
performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.

Significant Financial Performance Measures

Core FFO Per Share Growth

TSR Performance (versus the TSR of the S&P 500 Equity REITs Index)

TSR Performance (versus the Company’s Self-Storage REIT Competitors)

Total Shareholder Return Amount	$ 163	205	123	109
Peer Group Total Shareholder Return Amount	130	178	123	127
Net Income (Loss)	$ 4,366,274	$ 1,959,639	$ 1,361,227	$ 1,525,651
Company Selected Measure Amount	15.92	12.93	10.61	10.75
PEO Name	Joseph D. Russell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO Per Share Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR Performance (versus the TSR of the S&P 500 Equity REITs Index)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR Performance (versus the Company’s Self-Storage REIT Competitors)
PEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,039,242)	$ (8,149,753)	$ (3,454,528)	$ (2,873,000)
PEO [Member] | Value of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,790,064	23,991,640	2,426,400	1,479,800
PEO [Member] | Change in Value of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,479,301)	14,299,544	627,126	166,619
PEO [Member] | Value of New Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Change in Value of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(74,804)	382,986	24,573	152,395
PEO [Member] | Value of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
PEO [Member] | Dividends on Unvested Awards or Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	699,536	153,000	113,000	145,000
PEO [Member] | Realized Pay [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,431,540	3,845,336	2,400,973	2,166,281
Non-PEO NEO [Member] | SCT Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,686,458)	(4,771,302)	(2,295,972)	(1,928,880)
Non-PEO NEO [Member] | Value of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,555,957	14,860,625	1,771,553	1,147,777
Non-PEO NEO [Member] | Change in Value of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,193,033)	8,860,496	271,223	49,699
Non-PEO NEO [Member] | Value of New Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(68,454)	349,979	20,974	68,772
Non-PEO NEO [Member] | Value of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	(892,020)
Non-PEO NEO [Member] | Dividends on Unvested Awards or Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	364,288	87,375	57,505	78,067
Non-PEO NEO [Member] | Realized Pay [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,590,905	$ 2,231,378	$ 1,427,702	$ 1,497,059